Financial Instruments Risk - Liquidity Risk Narrative (Details) $ in Thousands, $ in Millions	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 234,942		$ 437,807	$ 421,457
Shelf Prospectus, amount allowed		$ 650.0